Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

Note 6 - Property, Plant and Equipment, Net

	December 31,
	2020	2019
	U.S. Dollars (in thousands)
Cost:
Land	863	863
Building	14,438	14,253
Machinery and equipment	11,260	8,416
Office furniture and equipment	785	625
Computer equipment and software	4,760	4,652
Automobiles	263	87
Leasehold improvements	630	546
Right of use assets	3,014	2,471
	36,013	31,913

Less accumulated depreciation	15,615	13,387

	20,398	18,526

Depreciation expenses for the years ended December 31, 2020, 2019 and 2018 amounted to $3,117, $3,101, and $1,868, respectively.